Condensed Financial Information of the Company - CONDENSED STATEMENT OF INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Selling, general and administrative expenses	$ (138,669)	$ (141,355)	$ (102,062)
Other operating income	100,560	37,340	42,777
Other operating expenses	(9,453)	(6,984)	(18,416)
Operating income	540,637	304,575	6,460
Share of income / (loss) in subsidiaries and associates	7,108	(970)	(629)
Income before financial results and income tax	547,745	303,605	5,831
Financial income	101,598	63,859	28,080
Financial loss	(406,570)	(196,405)	(131,271)
Income / (loss) before income tax	202,226	190,518	(90,669)
Income tax	24,241	(24,883)	(69,111)
Income / (loss) from continuing operations	226,467	165,635	(159,780)
Loss from discontinued operations			(21,196)
Income / (loss) for the year	226,467	165,635	(180,976)
Parent | Reportable legal entities
Continuing operations
Selling, general and administrative expenses	(7,728)	(7,342)	(5,697)
Other operating income	2,972	6
Other operating expenses	(1)	(5)
Operating income	(4,757)	(7,341)	(5,697)
Share of income / (loss) in subsidiaries and associates	247,585	182,050	(88,022)
Income before financial results and income tax	242,828	174,709	(93,719)
Financial income	1,905	1,874	53
Financial loss	(586)	(429)	(431)
Income / (loss) before income tax	244,147	176,154	(94,097)
Income tax	(4,629)	(1,307)	(1,028)
Income / (loss) from continuing operations	239,518	174,847	(95,125)
Loss from discontinued operations			(21,196)
Income / (loss) for the year	$ 239,518	$ 174,847	$ (116,321)